Income Taxes and Duties - Summary of Tax Effect of Deferred Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Total assets	$ 122,784,730	$ 6,238,142	$ 146,192,485
Total liabilities	4,512,312	$ 229,250	4,253,928
PEMEX [member]
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Provisions	8,836,693		7,110,665	$ 4,626,602
Well, pipelines, properties, plant and equipment	11,862,776		3,990,113	1,390,952
Tax loss carryforwards	20,659,110		21,532,979	18,565,657
Well, pipelines, properties, plant and equipment	2,630,597		3,443,618	3,632,294
Other	1,881,715		810,310	502,242
Total liabilities	4,512,312		4,253,928	4,134,536
Total assets, net	79,584,301		77,072,362	$ 68,538,582
PEMEX [member] | Tax Effect [member]
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Provisions	161,103,132		86,967,057
Well, pipelines, properties, plant and equipment	17,825,338
Tax loss carryforwards	489,166,032		566,055,701
Total assets	668,094,502		653,022,758
Well, pipelines, properties, plant and equipment	159,942,782		152,028,015
Other	1,072,383		429,818
Total liabilities	161,015,165		152,457,833
Total assets, net	$ 507,079,337		$ 500,564,925